REPORTING ENTITY	12 Months Ended
Dec. 31, 2023
REPORTING ENTITY
REPORTING ENTITY

NOTE 1. REPORTING ENTITY

Bancolombia S.A., hereinafter the Parent Company, is a credit establishment, listed on the Colombia Stock Exchange (BVC) as well as on the New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company's main location is in Medellin (Colombia), main address Carrera 48 # 26-85, Avenida Los Industriales, and was originally constituted under the name Banco Industrial Colombiano (BIC) according to public deed number 388, date January 24, 1945, from the First Notary's Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”). On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.

The Parent Company bylaws are found in the public deed numer 1441, dated May 6, 2022, at the 20th Notary´s Office of Medellín.

Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the banking business. The Parent Company may, by itself or through its subsidiaries, own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.

The duration of the Parent Company contemplated in the bylaws is until December 8, 2044, but it can be dissolved or renewed before the conclusion of that period. The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993.

The Parent Company and its subsidiaries include the following operating segments: United States, Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, International Banking and Others. The activities carried out by each operating segment of the Bank are described in Note 3 Operating segments.

The Parent Company, through its subsidiaries, has banking operations and an international presence in United States, Puerto Rico, Panama, Guatemala, and El Salvador. On May 25, 2022 and April 15, 2022, respectively, the regulatory authorizations and licenses were obtained for the operation as a broker-dealer and as an investment adviser (registered investment adviser) in the United States, through its subsidiaries Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC, and Bancolombia Capital Advisers LLC, which were incorporated in September 2021.

On June 4, 2021, the Parent signed an agreement for the assignment of the fiduciary rights of the PA FAI Calle 77 trust, subject to condition. Fulfilled the condition on March 1, 2022, the Parent Company was established as trustor of PA FAI Calle 77, owner of a property used for housing rental. The amount paid by the Parent Company was COP 56,968. The main purpose of the trust is to carry out the development, administration, management and operation of the project, on the aforementioned property in the city of Bogotá. For further information, see Note 9.3 Business combination.

The operations in Barbados through Mercom Bank Ltd. are in the process of being gradually wound down. The winding down of the operations will continue as the compromises related to assets and liabilities come to term, the assets, liabilities and contracts were transferred to other companies which are also part of the Bank. The company Transportempo S.A.S. is winding down since May 2023.

On December 14, 2021, the Parent Company´s Board of Directors authorized the legal separation of the Nequi business, the digital platform of the Bank. The Financial Superintendence of Colombia (Superintendencia Financiera de Colombia) through Resolution 0843 of July 6, 2022, later modified by the Resolution 0955 of July 27, 2022, authorized the establishment of Nequi S.A. Compañía de Financiamiento. The legal separation resulted in the creation and commercial registration of a new corporation through which Nequi will operate as a 100% digital credit establishment. Nequi must obtain an authorization certificate or operating permit, accredited by the Financial Superintendence of Colombia in order to operate. Activities for this process are in progress. In September 2022, the company NEQUI S.A. was created with a capitalization of COP 150,000 distributed mainly in Banca de Inversión Bancolombia S.A. Corporación Financiera with a participation percentage of 94.99% and Inversiones CFNS S.A.S. of 5.01%.

On July 22, 2022, through the subsidiary, Sistemas de Inversiones y Negocios S.A. SINESA, the company Wenia LTD, a digital corporate vehicle whose purpose is the provision of technology services, was incorporated in Bermuda. By private document of October 18, 2022, Wenia LTD as the sole shareholder, registered on November 22, 2022, in the Chamber of Commerce of Colombia, the company of a commercial nature called Wenia S.A.S., whose purpose is, among others, the creation and implementation of operating systems and software applications

During the third quarter of 2022, the Bank increased its participation in the FCP Fondo Inmobiliario Colombia, which facilitates speed in decision-making in matters of governance and strategy. To date, the participation in the private equity fund amounts to 80.47%.

The effect on shareholders' equity (amounts in millions of COP) is as follows:

Consideration paid to non-controlling interests	816,081
Carrying amount of non-controlling interests acquired	961,588
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity	145,507

Additionally, the operations in Cayman Islands through Bancolombia Cayman were in the process of dismantling, for which, on November 22, 2023, the Cayman Islands Monetary Authority approved the surrender the banking license pursuant to Section 20(1)(a) of the Banks and Trust Companies Law (2021 Revision) (the "BTCA"), therefore, the banking license has been cancelled as of such date. The company is in liquidation.

As of December 31, 2023, the Bank has 34,756 employees, 35,431 banking correspondents, 6,080 ATMs and operates through 831 offices.

For more information on the Bank’s subsidiaries, see Note 2.C.1. Subsidiaries.